SCHEDULE OF DISAGGREGATION OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 80,427	¥ 571,024	¥ 593,634	¥ 752,688
Revenue Based on Gross Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		555,409	579,629	689,667
Revenue Based On Net Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		15,615	14,005	63,021
CHINA
Disaggregation of Revenue [Line Items]
Revenues		539,867	556,663	711,932
JAPAN
Disaggregation of Revenue [Line Items]
Revenues		31,157	36,971	40,756
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		331,220	381,163	476,019
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		239,804	212,471	276,669
Covering Communications Platform As Service Text Messaging [Member]
Disaggregation of Revenue [Line Items]
Revenues		136,654	119,416	235,842
Covering Communications Platform As Service Voice Calls [Member]
Disaggregation of Revenue [Line Items]
Revenues		25,958	25,953	56,892
Covering Communications Platform As Service Others [Member]
Disaggregation of Revenue [Line Items]
Revenues		32,799	46,796	56,136
Cloudbased Contact Center [Member]
Disaggregation of Revenue [Line Items]
Revenues		256,961	310,765	276,126
Cloudbased Unified Communications and collaboration [Member]
Disaggregation of Revenue [Line Items]
Revenues		117,554	89,350	125,358
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues		¥ 1,098	¥ 1,354	¥ 2,334